Schedule of Investments
August 31, 2025 (unaudited)
Tarkio Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.77%

Communications Equipment - 1.20%
Lumentum Holdings, Inc. (2)	16,725	2,221,247

Construction Machinery & Equipment - 7.13%
Manitowoc Co., Inc. (2)	1,337,925	13,245,458

Drawing & Insulating of Nonferrous Wire - 0.49%
Corning, Inc.	13,475	903,229

Electronic & Other Electrical Equipment (No Computer Equipment) - 14.75%
General Electric Co.	99,625	27,416,800

Farm & Heavy Construction Machinery - 1.31%
Columbus Mckinnon Corp.	162,825	2,439,119

Fire, Marine & Casulty Insurance - 3.37%
Berkshire Hathaway, Inc. Class B (2)	8,925	4,489,097
Fairfax Financial Holdings, Ltd. (Canada) (2)	1,025	1,764,251

		6,253,347

General Industrial Machinery & Equipment - 3.67%
ESAB Corp.	59,125	6,821,251

Industrial Instruments For Measurement, Display, & Control - 15.01%
Cognex Corp.	457,225	20,090,467
Danaher Corp.	37,925	7,805,724

		27,896,190

Industrial Trucks, Tractors, Trailers & Stackers - 1.66%
Terex Corp.	61,725	3,082,547

Land Subdividers & Developers (No Cemeteries) - 0.78%
The St. Joe Co.	28,725	1,449,464

Medical Devices - 0.10%
Standard Biotools, Inc. (2)	150,525	189,662

Medical Instruments & Supplies - 2.36%
Azenta, Inc. (2)	60,125	1,836,218
Baxter International, Inc.	103,425	2,553,563

		4,389,781

Miscellaneous Fabricated Metal Products - 3.44%
Parker Hannifin Corp.	8,425	6,397,524

Motor Vehicle Parts & Accessories - 3.57%
Modine Manufacturing Co. (2)	48,725	6,632,934

Office Furniture - 3.58%
MillerKnoll, Inc.	315,325	6,656,511

Optical Instruments & Lenses - 2.53%
Coherent Corp. (2)	51,925	4,697,655

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.38%
Enovis Corp. (2)	83,125	2,568,563

Paper Mills - 1.58%
International Paper Co. (2)	58,925	2,927,394

Pollution & Treatment Controls - 0.74%
Veralto Corp.	13,025	1,383,125

Retail-Catalog & Mail-Order Houses - 0.04%
Amazon.com, Inc. (2)	300	68,700

Retail- Variety Stores - 1.05%
Costco Wholesale Corp.	2,075	1,957,389

Services-Business Services - 0.65%
Global Payments, Inc.	13,625	1,210,172

Services - Prepackaged Software - 2.59%
ATS Corp. (Canada) (2)	173,525	4,810,113

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.03%
Nucor Corp.	12,825	1,907,462

Telephone & Telegraph Apparatus - 1.89%
Ciena Corp. (2)	37,325	3,507,430

Telephone Communications (No Radiotelephone) - 11.24%
Lumen Technologies, Inc. (2)	4,203,825	20,893,010

Textile Mills Products - 1.18%
Interface, Inc.	82,125	2,194,380

Totalizing Fluid Meters & Counting Devices - 3.22%
Vontier Corp.	139,525	5,987,018

Utilities - Renewable - 7.25%
GE Vernova, LLC	21,975	13,470,016

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.99%
GE HealthCare Technologies, Inc.	24,925	1,837,720

Total Common Stock	(Cost $ 96,381,225)	185,415,209

Money Market Registered Investment Companies - 0.26%

Federated Hermes Government Obligation Fund - Institutional Class - 4.17% (3)	487,688	487,688

Total Money Market Registered Investment Companies	(Cost $ 487,688)	487,688

Total Investments - 100.03%	(Cost $ 96,868,912)	185,902,896

Liabilities in Excess of Other Assets - (0.03%)		(73,727)

Total Net Assets - 100.00%		185,829,169

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 29, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$185,902,896	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$185,902,896	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The rate shown represents the 7-day yield at August 31, 2025.